Stockholders' Equity (Details)			1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 05, 2020 shares	Jan. 24, 2020 item $ / shares shares	Feb. 29, 2020	Jun. 30, 2018	Sep. 30, 2020 $ / shares shares	Sep. 30, 2020 item $ / shares shares	Dec. 31, 2019 $ / shares shares	Oct. 31, 2020 shares	Dec. 31, 2018 $ / shares shares
Stockholders Equity
Shares authorized to issue					615,000,000	615,000,000	615,000,000		615,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Stock split				10	10		10
Convertible preferred stock, shares authorized					35,305,078	35,305,078	32,155,078		29,155,078
Preferred shares, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Convertible preferred stock, shares outstanding					25,684,404	25,684,404	23,337,391		20,262,664
Class A common stock
Stockholders Equity
Shares authorized to issue					110,000,000	110,000,000	110,000,000		110,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued					109,885,079	109,885,079	99,014,030		99,000,000
Common stock, shares outstanding					109,885,079	109,885,079	99,014,030		87,669,412
Class A common stock | Subsequent event
Stockholders Equity
Shares authorized to issue								125,000,000
Class B common stock
Stockholders Equity
Shares authorized to issue					505,000,000	505,000,000	505,000,000		505,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued					61,345,161	61,345,161	50,525,891		44,197,558
Common stock, shares outstanding					61,345,161	61,345,161	50,525,891		44,197,558
Flying Eagle Acquisition Corp [Member]
Stockholders Equity
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Common stock, shares outstanding	17,250,000
Percentage of issued and outstanding shares after the Proposed Offering collectively held by initial stockholders		20.00%
Convertible preferred stock, shares authorized		1,000,000			1,000,000	1,000,000
Preferred shares, par value | $ / shares		$ 0.0001			$ 0.0001	$ 0.0001
Preferred shares, shares issued		0			0	0
Convertible preferred stock, shares outstanding		0			0	0
Threshold period for filling registration statement after business combination						15 days
Warrants expiration term					5 years	5 years
Redemption price per warrant | $ / shares					$ 0.01	$ 0.01
Threshold period for written notice of redemption						30 days
Redemption price of stock | $ / shares					$ 18.00	$ 18.00
Redemption period after the warrants become exercisable						90 days
Percentage of gross proceeds on total equity proceeds						50.00%
Adjustment of exercise price of warrants based on market value (as a percent)						115.00%
Adjustment of redemption price of stock based on market value (as a percent)						180.00%
Flying Eagle Acquisition Corp [Member] | Class A common stock
Stockholders Equity
Shares authorized to issue		380,000,000			380,000,000	380,000,000
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001	$ 0.0001
Common stock issued		0			2,909,621	2,909,621
Common shres, shares issued					69,000,000	69,000,000
Common stock, shares outstanding		0			2,909,621	2,909,621
Common shares, shares outstanding					69,000,000	69,000,000
Shares subject to possible redemption					66,090,379	66,090,379
Percentage of issued and outstanding shares after the Proposed Offering collectively held by initial stockholders		20.00%
Threshold period for written notice of redemption						30 days
Number of trading days on which fair market value of shares is reported						10 days
Flying Eagle Acquisition Corp [Member] | Class A common stock | Minimum
Stockholders Equity
Threshold period for written notice of redemption						30 days
Flying Eagle Acquisition Corp [Member] | Class B common stock
Stockholders Equity
Shares authorized to issue		20,000,000			20,000,000	20,000,000
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001	$ 0.0001
Common stock issued		17,250,000			17,250,000	17,250,000
Common stock, shares outstanding		17,250,000			17,250,000	17,250,000
Percentage of issued and outstanding shares after the Proposed Offering collectively held by initial stockholders		20.00%
Shares subject to forfeiture		2,250,000
Common shares, votes per share | item		1				1
Flying Eagle Acquisition Corp [Member] | Class B common stock | Subsequent event
Stockholders Equity
Common stock, shares outstanding	17,250,000
Stock split			1
Flying Eagle Acquisition Corp [Member] | Class B common stock | Sponsor | Subsequent event
Stockholders Equity
Stock split	1